Interest income, Interest expense and Foreign exchange (losses) gains, net (Tables)	12 Months Ended
Dec. 31, 2025
Interest Income (Expense) And Foreign Exchange Gain (Loss) [Abstract]
Summary of Interest Income	The table presents interest income (in USD thousands):

	December 31,
	2025	2024	2023
Interest income	$1,872	$3,362	$4,547
Total interest income	$1,872	$3,362	$4,547

Summary of Interest Expense
The table presents interest expense (in USD thousands):

	December 31,
	2025	2024	2023
Interest on loans	(3,953)	(1,339)	—
Interest on lease liabilities	(573)	(567)	(545)
Other interest	(28)	(7)	(43)
Total interest expense	$(4,554)	$(1,913)	$(588)

Summary of Foreign Exchange Losses
The table presents foreign exchange gains (losses), net (in USD thousands):

	December 31,
	2025	2024	2023
Foreign exchange gains (losses), net	(3,402)	3,479	(7,628)
Total foreign exchange gains (losses), net	$(3,402)	$3,479	$(7,628)